U.S. securities and Exchange Commission
     				  Washington, D.C.  20549

   					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Jundt Funds, Inc.
    1550 Utica Avenue South, Suite 950
    Minneapolis, MN  55416


2. Name of each series or class of funds for which this notice is filed:

    Series A (Jundt U.S. Emerging Growth Fund) - Class A
    Series A (Jundt U.S. Emerging Growth Fund) - Class B
    Series A (Jundt U.S. Emerging Growth Fund) - Class C
    Series A (Jundt U.S. Emerging Growth Fund) - Class D
    Series B (Jundt Opportunity Fund) - Class A
    Series B (Jundt Opportunity Fund) - Class B
    Series B (Jundt Opportunity Fund) - Class C
    Series B (Jundt Opportunity Fund) - Class D


3.  Investment Company Act File Number:   811-09128

    Securities Act File Number:   33-99080


4.  Last day of fiscal year for which this notice is filed:

		December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

			     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

	Jundt US Emerging Growth Fund	None
	Jundt Opportunity Fund			None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


	 Jundt US Emerging Growth Fund 	None
	 Jundt Opportunity Fund		None


9. Number and aggregate sale price of securities sold during the fiscal year:

	Jundt US Emerging Growth Fund	1,129,467 shares    $13,878,305
	Jundt Opportunity Fund			40,531 shares	     $405,306

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

	Jundt US Emerging Growth Fund	 1,129,467 shares    $13,878,305
            Jundt Opportunity Fund			 40,531 shares	      $405,306


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :


	Jundt US Emerging Growth Fund            56,294 shares     $695,052
	Jundt Opportunity Fund			None


12.  Calculation of registration fee:
A.) Jundt US Emerging Growth Fund:

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $13,878,305

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $695,052

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $3,324,192

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),    $11,249,165
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $3,408.84

12.  Calculation of registration fee:
B.) Jundt Opportunity Fund:

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $405,306
     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $0

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $0

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),    $405,306
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/3300

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $122.82



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

		       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

		February 21, 1997

			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Donald M. Longlet
	Donald M. Longlet, Vice President & Treasurer

    Date February 21, 1996